Consolidated Statements of Redeemable Interests and Shareholders'/Members' Equity - USD ($) $ in Thousands	Total	Prior To The Reorganization And Initial Public Offering [Member]	Subsequent To Reorganization And Initial Public Offering [Member]	Members' Capital [Member]	Members' Capital [Member] Prior To The Reorganization And Initial Public Offering [Member]	Members' Capital [Member] Subsequent To Reorganization And Initial Public Offering [Member]	Accumulated Other Comprehensive Loss Income [Member]	Accumulated Other Comprehensive Loss Income [Member] Prior To The Reorganization And Initial Public Offering [Member]	Accumulated Other Comprehensive Loss Income [Member] Subsequent To Reorganization And Initial Public Offering [Member]	Parent [Member]	Parent [Member] Prior To The Reorganization And Initial Public Offering [Member]	Parent [Member] Subsequent To Reorganization And Initial Public Offering [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Subsequent To Reorganization And Initial Public Offering [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Subsequent To Reorganization And Initial Public Offering [Member]	Redeemable Equity [Member] Parent [Member]	Redeemable Equity [Member] Parent [Member] Subsequent To Reorganization And Initial Public Offering [Member]	Redeemable Stock [Member] Noncontrolling Interest [Member]	Redeemable Stock [Member] Noncontrolling Interest [Member] Prior To The Reorganization And Initial Public Offering [Member]	Redeemable Stock [Member] Noncontrolling Interest [Member] Subsequent To Reorganization And Initial Public Offering [Member]	Nonredeemable Non-controlling Interests [Member] Noncontrolling Interest [Member]	Nonredeemable Non-controlling Interests [Member] Noncontrolling Interest [Member] Prior To The Reorganization And Initial Public Offering [Member]	Nonredeemable Non-controlling Interests [Member] Noncontrolling Interest [Member] Subsequent To Reorganization And Initial Public Offering [Member]	Common Class A [Member]	Common Class A [Member] Subsequent To Reorganization And Initial Public Offering [Member]	Class X Common Stock [Member]	Class X Common Stock [Member] Subsequent To Reorganization And Initial Public Offering [Member]	Class Y Common Stock [Member]	Class Y Common Stock [Member] Subsequent To Reorganization And Initial Public Offering [Member]
Beginning balance at Dec. 31, 2020	$ 963,976			$ 468,633			$ (190,786)			$ 277,847							$ 22,519		$ 168,254			$ 686,129
Comprehensive (loss) income		$ 30,838	$ (432,747)		$ (31,686)			$ 19,665	$ 21,896		$ (12,021)	$ (274,729)				$ (296,625)				$ (4,111)	$ (6,208)		$ 42,859	$ (158,018)
Equity-based compensation		11,080	564,822		3,444						3,444	278,211		$ 278,211									7,636	286,611
Issuance of Class A common stock due to exchanges, Shares																										3,709,429		(3,709,653)
Issuance of Class A common stock due to releases of RSUs																										3,837,861
Exercise of stock options, Shares																									19,097
Exercise of stock options	458									458			$ 458
Contribution			150																		5,400			150
Distributions		(8,648)	(528)		(245)						(245)												(8,403)	(528)
Accretion of redeemable non- controlling interests		271	(36,513)		271						271	(36,513)		(36,513)						(271)	36,513
Non-controlling interests for sale of businesses	(2,808)																					(2,808)
Equity reallocation between controlling and non-controlling interests												(11,191)		(11,191)										11,191
Establishment of non-controlling interests		$ (2,888)	(2,121)		$ 560						$ 560									$ 2,888	2,121		$ (3,448)	(2,121)
Use of Proceeds Including the UFC Buyout Shares																										42,400,877		67,910,105		70,946,270
Use of Proceeds Including the UFC Buyout			(835,683)						(11,955)			(715,297)		(703,342)										(120,386)
Reclassification to redeemable equity	452																		(452)			452
Effect of Reorganization			16,790			$ (440,977)			$ 80,645			(118,311)		242,017				$ (22,519)			$ 5,729			$ 135,101		$ 1		$ 1		$ 2
Effect of Reorganization shares																										133,712,566		122,021,609		167,208,026
Issuance of Class A common stock sold in IPO and Private Placement, net of underwriting discounts shares																										81,873,497
Issuance of Class A common stock due to exchanges			1,886,643									1,886,643		1,886,642												$ 1
Establishment of tax receivable agreements liability	21,365		$ (32,081)									$ (32,081)		$ (32,081)
Ending balance at Dec. 31, 2021	2,121,463						(80,535)			1,247,046			1,624,201		$ (296,625)				209,863			874,417			$ 2		$ 1		$ 2
Ending Balance (shares) at Dec. 31, 2021																									265,553,327		186,222,061		238,154,296
Comprehensive (loss) income	425,295						60,716			189,849					129,133				4,283			235,446
Equity-based compensation	205,537									180,869			180,869						(3,760)			24,668
Issuance of Class A common stock due to exchanges, Shares																									12,741,935		(12,841,961)		(10,318,162)
Issuance of Class A common stock due to releases of RSUs																									2,792,989
Distributions	(36,386)																					(36,386)
Accretion of redeemable non- controlling interests	(83,224)									(83,224)			(34,497)		(48,727)				83,225
Issuance of Class A common stock due to an acquisition, Shares																									3,266,646
Issuance of Class A common stock due to an acquisition	70,254									70,254			70,254
Establishment and acquisition of non-controlling interests	346,495									211,405			211,405						(40,532)			135,090
Establishment and acquisition of non-controlling interests, Shares																									6,186,832		8,697,379
Non-controlling interests for sale of businesses	3,240																					3,240
Equity reallocation between controlling and non-controlling interests							(3,917)			63,826			67,743									(63,826)
Tax receivable agreements in connection with exchanges	819									819			819
Establishment of tax receivable agreements liability	136,310
Ending balance at Dec. 31, 2022	3,053,493						(23,736)			1,880,844			2,120,794		(216,219)				253,079			1,172,649			$ 2		$ 1		$ 2
Ending Balance (shares) at Dec. 31, 2022																									290,541,729		182,077,479		227,836,134
Comprehensive (loss) income	583,320						23,891			380,407					356,516				5,574			202,913
Equity-based compensation	263,489									202,218			202,218						(1,527)			61,271
Issuance of Class A common stock due to exchanges, Shares																									11,536,030		(11,507,571)		(1,875,729)
Issuance of Class A common stock due to exchanges	1									1															$ 1
Issuance of Class A common stock due to releases of RSUs																									5,426,373
Exercise of stock options, Shares																									5,729
Exercise of stock options	132									132			132
Contribution	14,807																					14,807
Distributions	(61,599)																		(9,090)			(61,599)
Dividends	(54,494)									(36,077)					(36,077)							(18,417)
Repurchase of Class A common stock, including payment for equity forward contract, Shares																									(9,109,376)
Repurchase of Class A common stock, including payment for equity forward contract	(200,000)									(200,000)			21,285		(221,285)
Accretion of redeemable non- controlling interests	6,465									6,465			6,465						(6,465)
Issuance of Class A common stock due to an acquisition, Shares																									32,673
Issuance of Class A common stock due to an acquisition	781									781			781
Acquisition of non-controlling interests	(218,761)									(18,848)			(18,848)						(17,286)			(199,913)
Acquisition of non-controlling interests, Shares																									265,332		4,000,000
Effects of acquisition and reorganization due to TKO Transactions	8,132,527									2,525,239			2,525,239									5,607,288
Non-controlling interests for sale of businesses	(86)																		(8,827)			(86)			$ 0
Equity reallocation between controlling and non-controlling interests							(312)			56,566			56,878									(56,566)
Equity impact of tax receivable agreement for exchanges of EOC units and Endeavor Manager units, and deferred taxes arising from changes in ownership	(13,022)									(13,022)			(13,022)
Issuance of Class A common stock sold in IPO and Private Placement, net of underwriting discounts shares																									2,600,000
Establishment of tax receivable agreements liability	(16,646)
Ending balance at Dec. 31, 2023	$ 11,507,053						$ (157)			$ 4,784,706			$ 4,901,922		$ (117,065)				$ 215,458			$ 6,722,347			$ 3		$ 1		$ 2
Ending Balance (shares) at Dec. 31, 2023																									298,698,490		166,569,908		225,960,405